FINANCIAL INSTRUMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 27, 2013	Dec. 31, 2012
Assets Fair Value
Cash and cash equivalents	$ 2,271		$ 1,043
Restricted cash	31		1,342
Vessels			4,755
Liabilities, Fair Value
Current portion of long-term debt	22,150		17,400
Convertible notes, net	101,651	250	62,552
Promissory notes payable	0		11,000
Interest rate swaps	20,491		767
Share settled debt	72,595		0
Derivative financial instruments	20,491		767
Fair Value, Inputs, Level 1 [Member]
Assets Fair Value
Cash and cash equivalents	2,271		1,043
Restricted cash	31		1,342
Vessels			0
Liabilities, Fair Value
Current portion of long-term debt	0		0
Convertible notes, net	0		0
Promissory notes payable			0
Interest rate swaps			0
Share settled debt	0
Derivative financial instruments	0
Fair Value, Inputs, Level 2 [Member]
Assets Fair Value
Cash and cash equivalents	0		0
Restricted cash	0		0
Vessels			4,755
Liabilities, Fair Value
Current portion of long-term debt	22,150		17,400
Convertible notes, net	101,651		62,552
Promissory notes payable			11,000
Interest rate swaps			767
Share settled debt	0
Derivative financial instruments	269
Fair Value, Inputs, Level 3 [Member]
Assets Fair Value
Cash and cash equivalents	0		0
Restricted cash	0		0
Vessels			0
Liabilities, Fair Value
Current portion of long-term debt	0		0
Convertible notes, net	0		0
Promissory notes payable			0
Interest rate swaps			0
Share settled debt	72,595
Derivative financial instruments	$ 20,222